Note Employee benefits (Plans target allocation by asset category) (Detail)	Dec. 31, 2018	Dec. 31, 2017
Popular Related Securities
Defined Benefit Plan Disclosure
Define benefit plan actual asset allocations	1.00%
Popular Related Securities | Maximum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	5.00%
Popular Related Securities | Minimum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	0.00%
Equity
Defined Benefit Plan Disclosure
Define benefit plan actual asset allocations	32.00%	40.00%
Equity | Maximum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	70.00%
Equity | Minimum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	0.00%
Debt Securities
Defined Benefit Plan Disclosure
Define benefit plan actual asset allocations	65.00%	57.00%
Debt Securities | Maximum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	100.00%
Debt Securities | Minimum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	0.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Define benefit plan actual asset allocations	2.00%	3.00%
Cash and Cash Equivalents | Maximum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	100.00%
Cash and Cash Equivalents | Minimum
Defined Benefit Plan Disclosure
Defined benefit plan assets target allocation	0.00%